AQR FUNDS

Supplement dated December 1, 2021 (“Supplement”)

to the Class I Shares, Class N Shares and Class R6 Shares Prospectus,

dated January 29, 2021, as amended (the “Prospectus”),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2022:

•	the sub-section entitled “AQR Large Cap Multi-Style Fund—Portfolio Managers” on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Small Cap Multi-Style Fund—Portfolio Managers” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Multi-Style Fund—Portfolio Managers” on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Emerging Multi-Style II Fund—Portfolio Managers” on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Large Cap Momentum Style Fund—Portfolio Managers” on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Small Cap Momentum Style Fund—Portfolio Managers” on page 33 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Momentum Style Fund—Portfolio Managers” on page 39 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Large Cap Defensive Style Fund—Portfolio Managers” on page 44 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Defensive Style Fund—Portfolio Managers” on page 50 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Global Equity Fund—Portfolio Managers” on page 57 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	December 31, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	December 31, 2009	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	January 1, 2020	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Equity Fund—Portfolio Managers” on page 63 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	August 28, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	August 28, 2009	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	January 1, 2020	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•

solely with respect to the Funds covered by this Supplement, the disclosures contained in the sub-section entitled “Portfolio Managers” beginning on page 120 of the Prospectus, in the section entitled “Management of the Funds,” are hereby deleted in their entirety and replaced with the following:

Portfolio Managers

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
Multi-Style Funds
AQR Large Cap Multi-Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Multi-Style Fund	Michele L. Aghassi, Ph.D.
AQR International Multi-Style Fund	Andrea Frazzini, Ph.D., M.S.
AQR Emerging Multi-Style II Fund	John J. Huss
Lars N. Nielsen, M.Sc.
Momentum Style Funds
AQR Large Cap Momentum Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Momentum Style Fund	Michele L. Aghassi, Ph.D.
AQR International Momentum Style Fund	Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.
Defensive Style Funds
AQR Large Cap Defensive Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR International Defensive Style Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.
Global and International Equity Funds
AQR Global Equity Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR International Equity Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in 2009 where he is Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a researcher and portfolio manager for equity and multi-asset class strategies. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is a portfolio manager a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and M.Sc. in economics from the University of Copenhagen.

From time to time, a manager, analyst, or other employee of the Adviser or any of their affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

The Adviser has developed the AQR Momentum Index, the AQR Small Cap Momentum Index and the AQR International Momentum Index (collectively, the “AQR Momentum Indices”), each of which has a methodology similar to that of the AQR Large Cap Momentum Style Fund, the AQR Small Cap Momentum Style Fund and the AQR International Momentum Style Fund, respectively. The AQR Momentum Index is a capitalization-weighted index designed to measure the performance of large- and mid-cap U.S. stocks with positive momentum. The AQR Small Cap Momentum Index is a capitalization-weighted index designed to measure the performance of small-cap U.S. stocks with positive momentum and the AQR International Momentum Index is a capitalization-weighted index designed to measure the performance of stocks with positive momentum in developed markets outside of the U.S. You cannot invest directly in the AQR Momentum Indices. For details regarding the AQR Momentum Indices, please see www.aqrindex.com.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated December 1, 2021 (“Supplement”)

to the Statement of Additional Information,

dated January 29, 2021, as amended (the “SAI”),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2022:

•	the section entitled “Portfolio Manager Holdings” beginning on page 57 of the SAI is hereby deleted in its entirety and replaced with the following:

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of September 30, 2020, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR Large Cap Momentum Style Fund	None
	AQR Small Cap Momentum Style Fund	None
	AQR International Momentum Style Fund	None
	AQR Large Cap Defensive Style Fund	$10,001-$50,000
	AQR International Defensive Style Fund	$10,001-$50,000
	AQR Large Cap Multi-Style Fund	None
	AQR Small Cap Multi-Style Fund	None
	AQR International Multi-Style Fund	None
	AQR Emerging Multi-Style II Fund	None
Clifford S. Asness, Ph.D., M.B.A.	AQR Global Equity Fund	$10,001-$50,000
	AQR International Equity Fund	$10,001-$50,000
	AQR Large Cap Momentum Style Fund	$500,001-$1,000,000
	AQR Small Cap Momentum Style Fund	$500,001-$1,000,000
	AQR International Momentum Style Fund	$100,001-$500,000
	AQR Large Cap Defensive Style Fund	None*
	AQR International Defensive Style Fund	None*
	AQR Large Cap Multi-Style Fund	$100,001-$500,000
	AQR Small Cap Multi-Style Fund	$50,001-$100,000
	AQR International Multi-Style Fund	$100,001-$500,000
	AQR Emerging Multi-Style II Fund	None

1

Jordan Brooks, Ph.D., M.A.	AQR Global Equity Fund	None*
	AQR International Equity Fund	None*
	AQR Core Plus Bond Fund	$10,001-$50,000
	AQR High Yield Bond Fund[1]	None
Andrea Frazzini, Ph.D., M.S.	AQR Global Equity Fund	None
	AQR International Equity Fund	None
	AQR Large Cap Momentum Style Fund	$10,001-$50,000
	AQR Small Cap Momentum Style Fund	$10,001-$50,000
	AQR International Momentum Style Fund	$10,001-$50,000
	AQR Large Cap Defensive Style Fund	$10,001-$50,000
	AQR International Defensive Style Fund	$10,001-$50,000
	AQR Large Cap Multi-Style Fund	$10,001-$50,000
	AQR Small Cap Multi-Style Fund	$10,001-$50,000
	AQR International Multi-Style Fund	$10,001-$50,000
	AQR Emerging Multi-Style II Fund	None
John J. Huss	AQR Global Equity Fund	None*
	AQR International Equity Fund	None*
	AQR Large Cap Defensive Style Fund	None*
	AQR International Defensive Style Fund	None*
	AQR Large Cap Momentum Style Fund	None*
	AQR Small Cap Momentum Style Fund	None*
	AQR International Momentum Style Fund	None*
	AQR Large Cap Multi-Style Fund	None*
	AQR Small Cap Multi-Style Fund	None*
	AQR International Multi-Style Fund	None*
	AQR Emerging Multi-Style II Fund	None*
John M. Liew, Ph.D., M.B.A.	AQR Global Equity Fund	$10,001-$50,000
	AQR International Equity Fund	$10,001-$50,000
Lars N. Nielsen, M.Sc.	AQR Global Equity Fund	None
	AQR International Equity Fund	None
	AQR Large Cap Momentum Style Fund	None
	AQR Small Cap Momentum Style Fund	None
	AQR International Momentum Style Fund	None
	AQR Large Cap Defensive Style Fund	None
	AQR International Defensive Style Fund	None
	AQR Large Cap Multi-Style Fund	None
	AQR Small Cap Multi-Style Fund	None
	AQR International Multi-Style Fund	None
	AQR Emerging Multi-Style II Fund	None
Scott Richardson, Ph.D.	AQR Core Plus Bond Fund	None
	AQR High Yield Bond Fund[1]	None

* Holdings information provided as of October 31, 2021.

1 The Fund had not commenced operations as of the date of this SAI.

2

•	the section entitled “Other Accounts Managed” beginning on page 59 of the SAI is hereby deleted in its entirety and replaced with the following:

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of September 30, 2020 unless otherwise noted:

PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	15	$4,809,413,856	8	$4,944,470,747	11	$4,217,017,172
Clifford Asness, Ph.D., M.B.A.	6	$4,069,365,068	30	$9,043,076,975	45	$22,049,232,713
Jordan Brooks, Ph.D., M.A.	2	$208,018,009	1	$1,258,327	0	—
Andrea Frazzini, Ph.D., M.S.	19	$6,215,814,657	15	$6,522,045,050	24	$13,316,050,782
John J. Huss*	4	$4,433,538,371	18	$11,818,709,547	0	—
John Liew, Ph.D., M.B.A.	10	$4,253,284,755	20	$6,999,752,682	23	$11,253,446,293
Lars N. Nielsen, M.Sc.	25	$10,485,453,759	42	$10,155,980,433	34	$18,236,842,580
Scott Richardson, Ph.D.	0	—	0	—	1	$1,196,090,693

* Account information provided as of October 31, 2021.

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	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	1	$121,031,201	5	$3,381,075,127	4	$1,568,221,455
Clifford Asness, Ph.D., M.B.A.	0	—	28	$7,698,126,631	18	$8,668,527,039
Jordan Brooks, Ph.D., M.A.	0	—	1	$1,258,327	0	—
Andrea Frazzini, Ph.D., M.S.	1	$121,031,201	12	$4,958,649,430	6	$3,279,539,512
John J. Huss*	0	—	16	$11,396,279,063	0	—
John Liew, Ph.D., M.B.A.	0	—	19	$5,801,810,844	9	$5,034,022,101
Lars N. Nielsen, M.Sc.	1	$121,031,201	38	$8,592,579,307	12	$7,325,143,106
Scott Richardson, Ph.D.	0	—	0	—	1	$1,196,090,693

* Account information provided as of October 31, 2021.

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